Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Commitments and contingencies
31.
Commitments and contingencies

Operating lease commitments - Group as lessee

The Group has various lease contracts that have not yet commenced as of December 31, 2025. The future lease payments for these non-cancellable lease contracts are as follows:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Within 1 year	—	134	19
After 1 year but within 5 years	—	—	—
After 5 years	—	—	—
	—	134	19

Capital commitments

As of December 31, 2024 and 2025, the Group had capital expenditure (mainly in respect of property, plant and equipment) contracted for but not paid and not recognized in financial statements amounting to RMB 310.7 million and RMB 229.3 million (US$33.1 million) respectively. The Group’s share of joint venture’s capital commitment is disclosed in Note 6.